Intangible assets - Disclosure Of Detailed Information About Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Cost	$ 41,991	$ 42,766
Accumulated amortization	19,759	16,297
Net book value	22,232	26,469
Marketing rights [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	14,745	15,028
Accumulated amortization	8,988	7,667
Net book value	5,757	7,361
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,053	1,074
Accumulated amortization	651	564
Net book value	402	510
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,080	4,126
Accumulated amortization	3,759	3,706
Net book value	321	420
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	22,113	22,538
Accumulated amortization	6,361	4,360
Net book value	$ 15,752	$ 18,178